Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jun. 21, 2022	Jul. 31, 2021	Jul. 28, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000226851
Account Value [Line Items]
Account Value	$ 5,775	$ 6,140	$ 6,272		$ 5,917		$ 6,602	$ 6,861	$ 7,463	$ 7,686	$ 8,124	$ 9,191	$ 10,000
C000226852
Account Value [Line Items]
Account Value	5,262	5,653	5,825		5,553		6,257	6,567	7,217	7,504	7,961	9,115	10,000
C000226849
Account Value [Line Items]
Account Value	13,847	12,529	11,940		13,108		12,356	12,546	11,641	11,531	10,961	10,288	10,000
C000226850
Account Value [Line Items]
Account Value	12,532	11,453	11,025		12,223		11,634	11,938	11,189	11,191	10,742	10,176	10,000
C000008397
Account Value [Line Items]
Account Value	21,545	15,141	16,340		20,444		10,262	18,084	19,381	15,843	9,692	12,333	10,000
C000008398
Account Value [Line Items]
Account Value	19,466	13,821	15,062		19,037		9,656	17,193	18,613	15,366	9,499	12,211	10,000
C000008368
Account Value [Line Items]
Account Value	2,467	2,798	3,066		3,066		4,338	5,414	5,811	6,769	7,929	8,740	10,000
C000008369
Account Value [Line Items]
Account Value	2,236	2,561	2,827		2,855		4,082	5,143	5,576	6,563	7,765	8,647	10,000
C000008429
Account Value [Line Items]
Account Value	23,063	19,415	17,581		22,245		16,850	11,732	14,153	12,763	11,253	15,552	10,000
C000008430
Account Value [Line Items]
Account Value	20,870	17,745	16,235		20,749		15,870	11,160	13,599	12,387	11,030	15,398	10,000
C000229022
Account Value [Line Items]
Account Value	13,444	6,616	5,596		9,880	$ 10,000
C000008334
Account Value [Line Items]
Account Value	28,513	23,766	21,438		22,900		17,086	15,577	14,696	12,874	11,321	10,926	10,000
C000008335
Account Value [Line Items]
Account Value	25,821	21,734	19,793		21,356		16,091	14,820	14,122	12,494	11,097	10,816	10,000
C000008415
Account Value [Line Items]
Account Value	30,320	22,675	17,743		32,580		19,740	17,007	13,326	13,244	11,189	10,139	10,000
C000008416
Account Value [Line Items]
Account Value	27,445	20,733	16,379		30,380		18,589	16,180	12,805	12,854	10,966	10,036	10,000
C000008431
Account Value [Line Items]
Account Value	31,885	29,745	25,158		36,824		26,368	22,640	19,954	15,610	13,253	13,537	10,000
C000008432
Account Value [Line Items]
Account Value	28,851	27,189	23,225		34,340		24,832	21,536	19,171	15,149	12,992	13,402	10,000
C000008433
Account Value [Line Items]
Account Value	23,314	22,591	25,745		27,197		17,539	15,294	14,511	14,787	13,721	12,154	10,000
C000008434
Account Value [Line Items]
Account Value	21,105	20,661	23,780		25,366		16,523	14,553	13,943	14,351	13,448	12,033	10,000
C000008435
Account Value [Line Items]
Account Value	8,326	7,632	6,652		3,312		2,013	4,860	6,888	5,403	5,659	5,992	10,000
C000008436
Account Value [Line Items]
Account Value	7,538	6,979	6,146		3,090		1,899	4,624	6,621	5,244	5,548	5,933	10,000
C000008338
Account Value [Line Items]
Account Value	14,056	12,122	10,908		11,653		8,869	10,127	10,544	10,013	8,310	9,050	10,000
C000008339
Account Value [Line Items]
Account Value	12,710	11,074	10,069		10,862		8,347	9,645	10,132	9,729	8,156	8,966	10,000
C000008427
Account Value [Line Items]
Account Value	6,556	6,605	6,357		7,466		7,548	7,346	7,833	8,174	8,169	8,201	10,000
C000008428
Account Value [Line Items]
Account Value	5,955	6,041	5,875		6,977		7,129	7,001	7,535	7,938	8,009	8,117	10,000
C000008437
Account Value [Line Items]
Account Value	31,343	23,419	22,760		25,952		15,088	19,196	17,920	15,398	11,330	12,088	10,000
C000008438
Account Value [Line Items]
Account Value	28,333	21,399	21,001		24,180		14,207	18,261	17,223	14,948	11,107	11,964	10,000
C000008439
Account Value [Line Items]
Account Value	33,089	28,815	29,104		30,911		22,021	17,945	17,673	14,819	13,436	14,308	10,000
C000008440
Account Value [Line Items]
Account Value	29,969	26,361	26,894		28,853		20,753	17,075	16,982	14,380	13,167	14,164	10,000
C000008441
Account Value [Line Items]
Account Value	32,859	27,209	24,249		30,498		18,234	19,561	18,415	15,348	12,117	10,894	10,000
C000008442
Account Value [Line Items]
Account Value	29,720	24,862	22,388		28,442		17,178	18,610	17,697	14,897	11,880	10,786	10,000
C000008399
Account Value [Line Items]
Account Value	40,256	34,641	27,406		65,099		44,737	33,559	31,237	20,089	14,243	13,296	10,000
C000008400
Account Value [Line Items]
Account Value	36,429	31,666	25,303		60,715		42,142	31,923	30,016	19,497	13,962	13,169	10,000
C000008360
Account Value [Line Items]
Account Value	33,413	26,843	25,329		28,363		21,017	17,258	16,045	13,438	11,696	11,331	10,000
C000008361
Account Value [Line Items]
Account Value	30,244	24,542	23,387		26,445		19,793	16,421	15,419	13,044	11,467	11,222	10,000
C000008358
Account Value [Line Items]
Account Value	22,757	19,897	17,316		17,619		13,219	13,850	13,263	12,226	10,903	10,473	10,000
C000008359
Account Value [Line Items]
Account Value	20,575	18,173	15,980		16,423		12,444	13,173	12,739	11,860	10,685	10,367	10,000
C000008419
Account Value [Line Items]
Account Value	20,639	18,988	16,013		17,602		10,931	11,069	12,847	11,014	9,052	8,259	10,000
C000008420
Account Value [Line Items]
Account Value	18,684	17,362	14,792		16,418		10,297	10,534	12,352	10,695	8,875	8,177	10,000
C000008364
Account Value [Line Items]
Account Value	22,837	19,497	18,079		20,788		15,291	14,821	14,793	12,970	11,600	11,417	10,000
C000008365
Account Value [Line Items]
Account Value	20,649	17,810	16,682		19,374		14,393	14,094	14,205	12,580	11,366	11,301	10,000
C000008352
Account Value [Line Items]
Account Value	21,800	19,275	17,807		19,265		13,387	14,169	14,349	12,770	11,346	10,947	10,000
C000008353
Account Value [Line Items]
Account Value	19,722	17,614	16,436		17,958		12,605	13,474	13,782	12,390	11,118	10,840	10,000
C000008362
Account Value [Line Items]
Account Value	20,736	18,934	17,365		17,694		11,500	13,501	13,768	12,421	11,001	10,365	10,000
C000008363
Account Value [Line Items]
Account Value	18,746	17,290	16,014		16,482		10,818	12,829	13,211	12,040	10,771	10,260	10,000
C000008356
Account Value [Line Items]
Account Value	43,996	36,267	30,304		35,735		26,456	19,336	17,961	14,735	11,944	11,675	10,000
C000008357
Account Value [Line Items]
Account Value	39,781	33,130	27,973		33,314		24,909	18,385	17,250	14,294	11,704	11,557	10,000
C000012315
Account Value [Line Items]
Account Value	1,309	1,303	811		645		382	1,740	4,126	4,005	4,296	5,614	10,000
C000012316
Account Value [Line Items]
Account Value	1,183	1,189	748		601		359	1,654	3,963	3,886	4,211	5,558	10,000
C000008401
Account Value [Line Items]
Account Value	14,802	15,578	16,608		16,898		12,635	11,429	13,886	12,991	13,300	13,157	10,000
C000008402
Account Value [Line Items]
Account Value	13,395	14,246	15,332		15,756		11,899	10,869	13,340	12,605	13,038	13,026	10,000
C000008403
Account Value [Line Items]
Account Value	8,114	6,567	5,617		9,130		12,519	5,736	4,498	5,470	9,051	3,027	10,000
C000008404
Account Value [Line Items]
Account Value	7,343	6,002	5,187		8,515		11,794	5,458	4,325	5,311	8,875	3,002	10,000
C000008405
Account Value [Line Items]
Account Value	16,275	14,635	18,360		20,174		13,519	16,006	13,740	13,298	13,964	11,015	10,000
C000008406
Account Value [Line Items]
Account Value	14,724	13,375	16,944		18,805		12,726	15,220	13,195	12,899	13,675	10,897	10,000
C000008421
Account Value [Line Items]
Account Value	9,412	8,969	7,921		7,255		7,079	8,290	9,052	8,735	8,355	9,251	10,000
C000008422
Account Value [Line Items]
Account Value	8,520	8,198	7,315		6,766		6,671	7,888	8,693	8,479	8,186	9,153	10,000
C000008423
Account Value [Line Items]
Account Value	7,654	7,029	5,684		4,559		3,942	6,337	7,420	7,373	6,457	8,343	10,000
C000008424
Account Value [Line Items]
Account Value	6,925	6,421	5,245		4,248		3,710	6,024	7,126	7,151	6,319	8,267	10,000
C000008425
Account Value [Line Items]
Account Value	13,157	12,310	12,374		10,965		11,300	11,915	11,151	10,874	11,251	11,652	10,000
C000008426
Account Value [Line Items]
Account Value	11,916	11,251	11,429		10,232		10,650	11,339	10,720	10,548	11,028	11,538	10,000
C000008407
Account Value [Line Items]
Account Value	230,824	108,144	62,758		76,470		41,191	28,952	27,431	19,551	13,333	10,056	10,000
C000008408
Account Value [Line Items]
Account Value	208,716	98,776	57,892		71,258		38,768	27,531	26,349	18,969	13,067	9,955	10,000
C000236592
Account Value [Line Items]
Account Value	1,853	4,816	8,264	$ 10,000
C000008386
Account Value [Line Items]
Account Value	3,348	3,496	4,109		7,676		13,071	10,921	9,139	11,299	11,679	12,854	10,000
C000008387
Account Value [Line Items]
Account Value	3,029	3,197	3,797		7,160		12,305	10,373	8,762	10,945	11,426	12,720	10,000
C000008374
Account Value [Line Items]
Account Value	1,249	1,458	1,779		1,717		2,511	4,006	4,471	5,635	7,192	7,992	10,000
C000008375
Account Value [Line Items]
Account Value	1,135	1,339	1,647		1,610		2,377	3,829	4,312	5,490	7,075	7,928	10,000
C000012306
Account Value [Line Items]
Account Value	1,970	2,393	2,974		2,528		2,477	5,557	7,239	6,803	5,938	17,733	10,000
C000012307
Account Value [Line Items]
Account Value	1,781	2,183	2,733		2,349		2,329	5,275	6,942	6,589	5,807	17,552	10,000
C000008370
Account Value [Line Items]
Account Value	3,884	4,119	3,650		3,691		5,160	5,809	6,584	6,954	7,062	8,855	10,000
C000008371
Account Value [Line Items]
Account Value	3,519	3,769	3,375		3,452		4,873	5,540	6,337	6,759	6,937	8,781	10,000
C000008372
Account Value [Line Items]
Account Value	2,695	2,977	3,198		2,995		4,928	5,605	5,426	6,543	8,019	8,515	10,000
C000008373
Account Value [Line Items]
Account Value	2,435	2,717	2,941		2,789		4,638	5,332	5,214	6,352	7,863	8,438	10,000
C000008336
Account Value [Line Items]
Account Value	23,285	20,029	19,563		22,237		15,164	15,699	16,796	13,628	11,700	11,560	10,000
C000008337
Account Value [Line Items]
Account Value	21,071	18,307	18,058		20,729		14,280	14,931	16,135	13,223	11,472	11,450	10,000
C000008354
Account Value [Line Items]
Account Value	18,578	16,589	15,711		18,753		12,595	13,661	14,554	12,531	10,835	10,950	10,000
C000008355
Account Value [Line Items]
Account Value	16,835	15,184	14,524		17,509		11,876	13,014	14,000	12,168	10,625	10,844	10,000
C000008366
Account Value [Line Items]
Account Value	19,482	18,093	17,417		18,133		11,147	13,519	15,015	12,658	11,056	10,392	10,000
C000008367
Account Value [Line Items]
Account Value	17,634	16,545	16,090		16,919		10,504	12,867	14,431	12,287	10,840	10,288	10,000
C000008409
Account Value [Line Items]
Account Value	94,448	72,919	56,648		73,281		43,308	28,398	24,334	17,550	12,369	11,345	10,000
C000008410
Account Value [Line Items]
Account Value	85,448	66,650	52,295		68,343		40,784	27,015	23,384	17,036	12,127	11,233	10,000
C000008417
Account Value [Line Items]
Account Value	8,282	8,787	11,022		15,050		18,688	13,025	11,177	11,519	13,683	11,196	10,000
C000008418
Account Value [Line Items]
Account Value	7,501	8,028	10,180		14,039		17,612	12,394	10,748	11,191	13,432	11,099	10,000
C000008376
Account Value [Line Items]
Account Value	443	595	757		783		1,587	2,793	3,320	4,576	6,259	7,671	10,000
C000008377
Account Value [Line Items]
Account Value	404	548	698		731		1,493	2,658	3,192	4,443	6,134	7,580	10,000
C000008340
Account Value [Line Items]
Account Value	57,268	42,054	36,392		42,791		24,115	22,648	20,866	16,321	12,571	11,895	10,000
C000008341
Account Value [Line Items]
Account Value	51,826	38,441	33,599		39,904		22,714	21,551	20,055	15,844	12,326	11,779	10,000
C000057897
Account Value [Line Items]
Account Value	1,502	2,661	2,553		8,782		12,883	8,493	13,230	12,118	6,804	8,664	10,000
C000057898
Account Value [Line Items]
Account Value	1,358	2,431	2,361		8,189		12,129	8,078	12,722	11,769	6,675	8,577	10,000
C000008346
Account Value [Line Items]
Account Value	46,371	36,816	32,914		37,862		21,813	25,707	23,592	17,748	12,442	11,466	10,000
C000008347
Account Value [Line Items]
Account Value	41,999	33,675	30,405		35,330		20,559	24,460	22,674	17,229	12,195	11,352	10,000
C000024060
Account Value [Line Items]
Account Value	7,891	7,854	6,656		12,688		9,911	8,219	9,986	9,745	6,204	6,339	10,000
C000024061
Account Value [Line Items]
Account Value	7,132	7,166	6,138		11,817		9,320	7,805	9,582	9,448	6,069	6,274	10,000
C000024071
Account Value [Line Items]
Account Value	11,206	10,063	8,406		12,149		7,520	8,903	10,280	9,771	7,366	9,446	10,000
C000024072
Account Value [Line Items]
Account Value	10,140	9,221	7,768		11,344		7,080	8,467	9,872	9,483	7,214	9,349	10,000
C000008350
Account Value [Line Items]
Account Value	43,620	31,698	22,024		22,035		14,442	15,178	17,005	13,492	9,297	16,385	10,000
C000008351
Account Value [Line Items]
Account Value	39,604	29,054	20,385		20,599		13,634	14,473	16,377	13,120	9,125	16,225	10,000
C000034818
Account Value [Line Items]
Account Value	2,616	3,329	2,301		2,821		1,560	4,626	4,795	5,112	3,797	4,076	10,000
C000034819
Account Value [Line Items]
Account Value	2,378	3,053	2,125		2,634		1,472	4,406	4,614	4,968	3,729	4,046	10,000
C000008342
Account Value [Line Items]
Account Value	30,906	25,690	23,480		28,485		14,002	18,482	19,583	15,824	12,536	11,926	10,000
C000008343
Account Value [Line Items]
Account Value	27,985	23,488	21,681		26,571		13,189	17,583	18,828	15,366	12,290	11,807	10,000
C000008348
Account Value [Line Items]
Account Value	122,089	88,448	66,708		97,971		55,508	33,116	30,266	21,004	13,868	13,597	10,000
C000008349
Account Value [Line Items]
Account Value	110,455	80,823	61,581		91,361		52,272	31,499	29,078	20,384	13,594	13,463	10,000
C000057903
Account Value [Line Items]
Account Value	518	385	894		1,259		1,422	3,317	2,870	3,810	7,912	8,880	10,000
C000057904
Account Value [Line Items]
Account Value	472	355	826		1,173		1,341	3,156	2,759	3,699	7,758	8,795	10,000
C000008382
Account Value [Line Items]
Account Value	560	687	819		822		1,610	2,410	2,872	4,171	6,282	7,885	10,000
C000008383
Account Value [Line Items]
Account Value	508	629	755		766		1,514	2,291	2,757	4,045	6,159	7,805	10,000
C000024074
Account Value [Line Items]
Account Value	1,169	1,275	1,880		1,507		2,566	4,900	4,763	5,625	10,103	13,014	10,000
C000024075
Account Value [Line Items]
Account Value	1,059	1,168	1,739		1,408		2,423	4,668	4,584	5,464	9,906	12,894	10,000
C000024083
Account Value [Line Items]
Account Value	1,868	2,103	2,826		2,385		4,484	5,725	5,454	6,282	9,159	9,079	10,000
C000024084
Account Value [Line Items]
Account Value	1,688	1,923	2,610		2,225		4,224	5,448	5,244	6,096	8,975	8,988	10,000
C000024080
Account Value [Line Items]
Account Value	386	539	810		997		1,769	2,574	2,607	3,756	6,013	4,966	10,000
C000024081
Account Value [Line Items]
Account Value	349	491	747		931		1,669	2,450	2,506	3,649	5,901	4,921	10,000
C000034786
Account Value [Line Items]
Account Value	921	789	1,454		1,627		4,384	4,374	5,526	6,322	11,697	17,893	10,000
C000034787
Account Value [Line Items]
Account Value	834	721	1,343		1,516		4,125	4,160	5,311	6,142	11,483	17,734	10,000
C000008378
Account Value [Line Items]
Account Value	519	647	815		854		2,096	3,141	3,285	4,401	6,022	7,528	10,000
C000008379
Account Value [Line Items]
Account Value	468	590	753		795		1,968	2,978	3,148	4,254	5,866	7,429	10,000
C000008384
Account Value [Line Items]
Account Value	101	146	239		237		537	1,527	1,969	3,212	5,259	6,522	10,000
C000008385
Account Value [Line Items]
Account Value	92	134	221		222		509	1,458	1,896	3,121	5,155	6,464	10,000
C000008380
Account Value [Line Items]
Account Value	478	616	764		689		1,907	2,908	2,817	4,142	6,255	7,230	10,000
C000008381
Account Value [Line Items]
Account Value	431	561	704		642		1,793	2,761	2,703	4,011	6,119	7,153	10,000
C000008344
Account Value [Line Items]
Account Value	21,078	18,101	17,476		26,046		12,159	16,853	19,978	15,069	11,269	11,978	10,000
C000008345
Account Value [Line Items]
Account Value	19,056	16,529	16,121		24,263		11,441	16,017	19,175	14,622	11,041	11,863	10,000
C000008413
Account Value [Line Items]
Account Value	24,653	22,001	25,657		21,429		18,658	19,285	16,165	15,832	14,890	11,161	10,000
C000008414
Account Value [Line Items]
Account Value	$ 22,360	20,149	23,736		20,024		17,600	18,351	15,526	15,359	14,595	11,049	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	11,158	11,546		12,705		12,794	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	11,158	11,546		12,705		12,794	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	11,158	11,546		12,705		12,794	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	11,158	11,546		12,705		12,794	11,619	10,750	10,837	10,893	10,282	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 13,151	10,766	9,526		9,990	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 55,015	44,392	36,158		41,466		30,007	21,377	19,480	15,672	12,457	11,930	10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 55,015	44,392	36,158		41,466		30,007	21,377	19,480	15,672	12,457	11,930	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
ICE U.S. Treasury Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Account Value	$ 11,203	10,759	11,235		12,271		12,654	11,314	10,516	10,648	10,926	10,332	10,000
ICE U.S. Treasury Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Account Value	$ 11,203	10,759	11,235		12,271		12,654	11,314	10,516	10,648	10,926	10,332	10,000
ICE U.S. Treasury Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Account Value	$ 11,203	10,759	11,235		12,271		12,654	11,314	10,516	10,648	10,926	10,332	10,000
ICE U.S. Treasury Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Account Value	$ 11,203	10,759	11,235		12,271		12,654	11,314	10,516	10,648	10,926	10,332	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 15,166	12,416	10,986	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 55,015	44,392	36,158		41,466		30,007	21,377	19,480	15,672	12,457	11,930	10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 55,015	44,392	36,158		41,466		30,007	21,377	19,480	15,672	12,457	11,930	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 32,705	27,013	23,979		25,882		18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 32,705	27,013	23,979		25,882		18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 32,705	27,013	23,979		25,882		18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 32,705	27,013	23,979		25,882		18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
ICE U.S. Treasury Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Account Value	$ 11,203	10,759	11,235		12,271		12,654	11,314	10,516	10,648	10,926	10,332	10,000
ICE U.S. Treasury Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Account Value	$ 11,203	10,759	11,235		12,271		12,654	11,314	10,516	10,648	10,926	10,332	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,048	14,431	12,356		14,420		11,066	11,254	11,555	10,860	9,221	9,972	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,048	14,431	12,356		14,420		11,066	11,254	11,555	10,860	9,221	9,972	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 55,015	44,392	36,158		41,466		30,007	21,377	19,480	15,672	12,457	11,930	10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 55,015	44,392	36,158		41,466		30,007	21,377	19,480	15,672	12,457	11,930	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 34,403	28,165	24,921		26,134		19,153	17,108	15,843	13,629	11,745	11,121	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,048	14,431	12,356		14,420		11,066	11,254	11,555	10,860	9,221	9,972	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,048	14,431	12,356		14,420		11,066	11,254	11,555	10,860	9,221	9,972	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P Global 1200 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Account Value	$ 26,048	21,924	19,229		20,914		15,556	14,434	13,900	12,388	10,532	10,453	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
S&P 1500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,623	27,656	24,543		25,765		18,735	16,970	15,854	13,629	11,749	11,125	10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 55,015	44,392	36,158		41,466		30,007	21,377	19,480	15,672	12,457	11,930	10,000
NASDAQ 100
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 55,015	44,392	36,158		41,466		30,007	21,377	19,480	15,672	12,457	11,930	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 32,705	27,013	23,979		25,882		18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 32,705	27,013	23,979		25,882		18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 32,705	27,013	23,979		25,882		18,657	16,819	15,711	13,498	11,623	11,128	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 32,705	27,013	23,979		25,882		18,657	16,819	15,711	13,498	11,623	11,128	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 32,489	26,827	23,821		25,831		18,593	16,781	15,697	13,481	11,607	11,116	10,000
Markit iBoxx $ Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
Account Value	$ 14,951	13,491	13,078		14,040		12,912	12,551	11,681	11,423	10,396	9,997	10,000
Markit iBoxx $ Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
Account Value	$ 14,951	13,491	13,078		14,040		12,912	12,551	11,681	11,423	10,396	9,997	10,000
Markit iBoxx $ Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
Account Value	$ 14,951	13,491	13,078		14,040		12,912	12,551	11,681	11,423	10,396	9,997	10,000
Markit iBoxx $ Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
Account Value	$ 14,951	13,491	13,078		14,040		$ 12,912	$ 12,551	$ 11,681	$ 11,423	$ 10,396	$ 9,997	$ 10,000
S&P Banks Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Banks Select Industry Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Banks Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Banks Select Industry Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Biotechnology Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Biotechnology Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Bloomberg Galaxy Bitcoin Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Galaxy Bitcoin Index
Account Value	$ 16,253	7,259	5,944		$ 9,926	$ 10,000
S&P Communication Services Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Communication Services Select Sector Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Communication Services Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Communication Services Select Sector Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Consumer Discretionary Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Consumer Discretionary Select Sector Index
S&P Consumer Discretionary Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Consumer Discretionary Select Sector Index
S&P Consumer Staples Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Consumer Staples Select Sector Index
S&P Consumer Staples Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Consumer Staples Select Sector Index
S&P Energy Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
S&P Energy Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
ProFunds Europe 30 Index
Account Value [Line Items]
Line Graph and Table Measure Name	ProFunds Europe 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
STOXX Europe 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Europe 50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
ProFunds Europe 30 Index
Account Value [Line Items]
Line Graph and Table Measure Name	ProFunds Europe 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
STOXX Europe 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Europe 50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
U.S. Dollar Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Dollar Index
U.S. Dollar Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Dollar Index
S&P Financial Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Financial Select Sector Index
S&P Financial Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Financial Select Sector Index
S&P Health Care Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
S&P Health Care Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
S&P Industrials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Industrials Select Sector Index
S&P Industrials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Industrials Select Sector Index
DJ Composite Internet
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Internet Composite Index
DJ Composite Internet
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Internet Composite Index
S&P 500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
S&P 500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
S&P 500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
S&P 500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
S&P Materials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Materials Select Sector Index
S&P Materials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Materials Select Sector Index
S&P MidCap 400 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
S&P MidCap 400 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
S&P 400 MidCap
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
S&P 400 MidCap
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
S&P Oil & Gas Equipment & Services Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Oil & Gas Equipment & Services Select Industry Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Oil & Gas Equipment & Services Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Oil & Gas Equipment & Services Select Industry Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Pharmaceuticals Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Pharmaceuticals Select Industry Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Pharmaceuticals Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Pharmaceuticals Select Industry Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
DJ US Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Precious Metals Index
DJ US Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Precious Metals Index
S&P Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
S&P Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
S&P US Treasury Bond Current 10-Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 10-Year Total Return Index
S&P US Treasury Bond Current 10-Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 10-Year Total Return Index
S&P US Treasury Bond Current 30-Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
S&P US Treasury Bond Current 30-Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
U.S. Dollar Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Dollar Index
U.S. Dollar Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Dollar Index
DJ US Semiconductors Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Semiconductors Index
DJ US Semiconductors Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Semiconductors Index
Bloomberg Galaxy Bitcoin Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Galaxy Bitcoin Index
Account Value	$ 31,308	13,983	11,450	10,000
S&P CME Bitcoin Futures Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P CME Bitcoin Futures Index
Account Value	$ 27,316	$ 13,767	$ 11,473	$ 10,000
S&P Energy Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
S&P Energy Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
DJ US Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Precious Metals Index
DJ US Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Precious Metals Index
S&P Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
S&P Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P SmallCap 600 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
S&P SmallCap 600 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P SmallCap 600 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
S&P SmallCap 600 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
S&P Technology Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Technology Select Sector Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Technology Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Technology Select Sector Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P US Treasury Bond Current 30-Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
S&P US Treasury Bond Current 30-Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
BONY China Select ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
BONY China Select ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
Dow Jones Industrial Total Retun Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Dow Jones Industrial Total Retun Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
BONY Emerging Markets 50 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging 50 ADR Index (USD)
BONY Emerging Markets 50 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging 50 ADR Index (USD)
NIKKEI 225
Account Value [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - Yen
NIKKEI 225 (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
NIKKEI 225
Account Value [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - Yen
NIKKEI 225 (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
BONY Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index (USD)
BONY Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index (USD)
S&P 400 MidCap
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
S&P 400 MidCap
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
BONY China Select ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
BONY China Select ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
Dow Jones Industrial Total Retun Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Dow Jones Industrial Total Retun Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
BONY Emerging Markets 50 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging 50 ADR Index (USD)
BONY Emerging Markets 50 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging 50 ADR Index (USD)
NIKKEI 225
Account Value [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - Yen
NIKKEI 225 (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
NIKKEI 225
Account Value [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - Yen
NIKKEI 225 (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
BONY Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index (USD)
BONY Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index (USD)
S&P 400 MidCap
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
S&P 400 MidCap
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Utilities Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Utilities Select Sector Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P Utilities Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Utilities Select Sector Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index